Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Current	$ 255,991	$ 121,292	$ 84,878
Deferred	(48,252)	34,136	6,104
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
Income taxes (Note 4)	$ 421,206	$ 356,571	$ 198,452